Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments	As of December 31, 2018, minimum lease payments are as follows:
2019	$204,000
2020	197,000
2021	145,000
2022	136,000

Contractual Obligations and Commercial Commitments

The following table summarizes our approximate minimum contractual obligations and commercial commitments as of December 31, 2018:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5	More than 5 Years

Minimum Purchase Commitments[1]	$28,700,000	$3,500,000	$7,600,000	$8,400,000	$9,200,000
Leases[2]	696,000	213,000	347,000	136,000	-
Employment Contract[3]	117,000	117,000	-	-	-
Total	$29,513,000	$3,830,000	$7,947,000	$8,536,000	$9,200,000

[1] License and supply agreement with Medica.

2 In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[3] Relates to employment agreement with Daron Evans, our President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.